Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities
Profit for the year	$ 98,041	$ 38,113	$ 21,675
Income and expenses not associated with cash flows:
Depreciation and amortization	65,796	42,267	20,500
Finance expenses (income), net	28,805	24,590	5,809
Share-based compensation	4,970	8,673	3,980
Taxes on income	28,428	12,943	5,694
Other (income) expenses, net	(52,429)	31	449
Company’s share in losses of investee partnerships	330	306	189
Total income and expenses not associated with cash flows	75,900	88,810	36,621
Changes in assets and liabilities items:
Change in other receivables	(3,241)	(4,930)	340
Change in trade receivables	(2,841)	(23,355)	(6,944)
Change in other payables	6,382	5,738	(7,046)
Change in trade payables	15,474	784	1,175
Total changes in assets and liabilities items	15,774	(21,763)	(12,475)
Interest receipts	12,490	4,461	1,223
Interest paid	(54,469)	(33,123)	(24,381)
Income Tax paid	(12,236)	(3,700)	(3,497)
Repayment of contract assets	14,120	17,578	32,857
Net cash flows from operating activities	149,620	90,376	52,023
Cash flows from investing activities
Acquisition (sale) of consolidated companies, net (Annex A)	(6,975)	(56,962)	(156,496)
Changes in restricted cash and bank deposits, net	(53,131)	(86,055)	47,999
Purchase, development and construction in respect of projects	(730,976)	(656,143)	(492,756)
Proceeds from sale (purchase) of short term financial assets measured at fair value through profit or loss, net	32,601	(1,881)	(4,218)
Payments on account of acquisition of consolidated Company	(5,728)	(3,988)	(1,183)
Loans provided and investment in investees	(28,174)	(4,147)	(11,982)
Loans to non-controlling interests	0	0	(6,496)
Purchase of long term financial assets measured at fair value through profit or loss	(5,682)	(10,824)	(19,506)
Net cash used in investing activities	(798,065)	(820,000)	(644,638)
Cash flows from financing activities
Receipt of loans from banks and other financial institutions	623,927	541,024	632,943
Repayment of loans from banks and other financial institutions	(203,499)	(109,130)	(301,837)
Issuance of debentures	83,038	0	107,317
Issuance of convertible debentures	0	47,755	106,817
Repayment of debentures	(14,735)	(16,571)	(17,348)
Dividends and distributions by subsidiaries to non-controlling interest	(13,328)	(2,927)	(1,918)
Proceeds from settlement of derivatives	0	7,820	0
Proceeds from investments by tax-equity investors	198,758	0	0
Repayment of tax equity investment	(82,721)	0	0
Deferred borrowing costs	(1,984)	(4,957)	(9,951)
Receipt of loans from non-controlling interests	274	18,136	20,236
Repayment of loans from non-controlling interests	(1,485)	(2,302)	(9,706)
Consideration from sale of holding in consolidated entity, without loss of control	0	4,160	0
Prepayments on account of issuance of shares	0	(1,750)	0
Issuance of shares	266,451	206,625	175,079
Exercise of share options	9	8	25
Repayment of lease liability	(4,848)	(4,327)	(6,344)
Proceeds from investment in entities by non-controlling interest	5,448	1,177	57,001
Net cash from financing activities	855,305	684,741	752,314
Increase (decrease) in cash and cash equivalents	206,860	(44,883)	159,699
Balance of cash and cash equivalents at beginning of year	193,869	265,933	99,330
Effect of exchange rate fluctuations on cash and cash equivalents	3,076	(27,181)	6,904
Cash and cash equivalents at end of year	$ 403,805	$ 193,869	$ 265,933